Accounts Payable - Schedule of Components of Accounts Payable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Components of Accounts Payable [Abstract]
Trade payables	$ 413,492	$ 2,333,224
Total	$ 413,492	$ 2,333,224